UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England          November 7, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:   $1,325,581
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (x1000)   PRN AMT   PRN CALL DISCRETION  MNGRS  SOLE   SHARED      NONE
AMERICAN EXPRESS CO            COM             025816109   125,960   2,805,356 SH        SOLE       NONE       2,805,356
APPLE INC                      COM             037833100   199,104     522,143 SH        SOLE       NONE         522,143
AUTOMATIC DATA PROCESSING IN   COM             053015103    19,139     405,922 SH        SOLE       NONE         405,922
CBS CORP NEW                   CL B            124857202    39,031   1,915,167 SH        SOLE       NONE                   1,915,167
CHECK POINT SOFTWARE TECH LT   ORD             M22465104    57,942   1,098,210 SH        SOLE       NONE       1,098,210
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446102    66,226   1,056,236 SH        SOLE       NONE       1,056,236
MASTERCARD INC                 CL A            57636Q104    98,573     310,798 SH        SOLE       NONE         310,798
MICROSOFT CORP                 COM             594918104   130,794   5,254,870 SH        SOLE       NONE       5,254,870
NEWS CORP                      CL A            65248E104   131,029   8,464,426 SH        SOLE       NONE       8,464,426
NICE SYS LTD                   SPONSORED ADR   653656108    42,333   1,394,838 SH        SOLE       NONE       1,394,838
RALPH LAUREN CORP              CL A            751212101   118,193     911,280 SH        SOLE       NONE         911,280
SIGNET JEWELERS LIMITED        SHS             G81276100    77,329   2,287,836 SH        SOLE       NONE       2,287,836
TD AMERITRADE HLDG CORP        COM             87236Y108    37,884   2,575,383 SH        SOLE       NONE       2,575,383
TE CONNECTIVITY LTD            REG SHS         H84989104    34,706   1,233,329 SH        SOLE       NONE       1,233,329
TOWERS WATSON & CO             CL A            891894107    56,891     951,678 SH        SOLE       NONE         951,678
UNION PAC CORP                 COM             907818108    34,461     421,957 SH        SOLE       NONE         421,957
WELLS FARGO & CO NEW           COM             949746101    55,986   2,321,125 SH        SOLE       NONE       2,321,125

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